Trade Accounts Receivable (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected credit losses at beginning of period	R$ 240,714	R$ 282,382
Additions/ (Reversals)	97,503	100,025
Write offs	(92,097)	(134,183)
Reclassification	9,198	(7,510)
Expected credit losses at end of period	255,318	240,714
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected credit losses at beginning of period	83,623	133,867
Additions/ (Reversals)	100,735	70,627
Write offs	(87,304)	(120,871)
Reclassification	0	0
Expected credit losses at end of period	97,054	83,623
Residential Accounts Receivable [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected credit losses at beginning of period	6,865	15,324
Additions/ (Reversals)	(1,468)	716
Write offs	(2,381)	(9,175)
Reclassification	0	0
Expected credit losses at end of period	3,016	6,865
Industrial Accounts Receivable [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected credit losses at beginning of period	150,226	133,191
Additions/ (Reversals)	(1,764)	21,172
Write offs	(2,412)	(4,137)
Reclassification	9,198	0
Expected credit losses at end of period	155,248	150,226
Gas distribution [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected credit losses at beginning of period	0	0
Additions/ (Reversals)	0	7,510
Write offs	0	0
Reclassification	0	(7,510)
Expected credit losses at end of period	R$ 0	R$ 0